                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1001 Brickell Bay Drive
         27th Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:


/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA           August 13, 2010
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      31
Form 13F Information Table Value Total: 238,428 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Brightpoint Capital Partners Master Fund, L.P.
FORM 13F
                                    30-Jun-10

                                                                                                   Voting Authority
                                                                                                   -----------------
                                                                  Value   Shares/ Sh/ Put/ Invstmt   Other
Name of Issuer                         Title of class   CUSIP   (x$1000)  Prn Amt Prn Call Dscretn Managers   Sole   Shared None
-------------------------------------- -------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
Brocade Communications Systems, Inc.   COM            111621306     8161 1581500  SH       Sole              1581500
Ciena Corp.                            COM            171779309    11333  893798  SH       Sole               893798
Ciena Corp.                            PUT            171779959     2320    9830      PUT  Sole                 9830
CoreLogic Inc.                         COM            21871D103    10311  583864  SH       Sole               583864
Covidien plc                           COM            G2554F105     8699  216500  SH       Sole               216500
CVS Caremark Corporation               COM            126650100    10743  366400  SH       Sole               366400
Donnelley RR & Sons Inc.               COM            257867101     6887  420700  SH       Sole               420700
Ebay Inc.                              COM            278642103     5569  284000  SH       Sole               284000
Fidelity National Information Services COM            31620M106     6222  232000  SH       Sole               232000
First American Corp. Calif             COM            318522307     5072  400000  SH       Sole               400000
Fresh Del Monte Produce Inc.           ORD            G36738105     5362  264900  SH       Sole               264900
GameStop Corp New                      COM            36467W109    14027  746500  SH       Sole               746500
Grupo Televisa SA de CV                SP ADR REP ORD 40049J206     6804  390800  SH       Sole               390800
Information Services Group I           W              45675Y112        4  766100  SH       Sole               766100
Itau Unibanco Holding SA               SP ADR REP PFD 465562106     3602  200000  SH       Sole               200000
JPMorgan Chase & Co.                   COM            46625H100    10866  296800  SH       Sole               296800
JPMorgan Chase & Co.                   W              46634E114     2659  218000  SH       Sole               218000
Lear Corp.                             COM            521865204     8235  124400  SH       Sole               124400
Lockheed Martin Corp.                  COM            539830109     7621  102300  SH       Sole               102300
Mastercard Inc                         CL A           57636Q104     8668   43440  SH       Sole                43440
Microsoft Corp.                        COM            594918104     8058  350200  SH       Sole               350200
NBTY Inc.                              COM            628782104    16583  487600  SH       Sole               487600
NCR Corp New                           COM            62886E108     8128  670600  SH       Sole               670600
Petsmart Inc.                          COM            716768106    11027  365500  SH       Sole               365500
Qualcomm Inc.                          COM            747525103     6200  188800  SH       Sole               188800
Qualcomm Inc.                          CALL           747525953       11    3630      CALL Sole                 3630
Rent-A-Center Inc. New                 COM            76009N100    11447  565000  SH       Sole               565000
SPDR S&P 500 ETF TR                    PUT            78462F953    17241   14000      PUT  Sole                14000
Tellabs Inc.                           COM            879664100     8042 1258500  SH       Sole              1258500
Tim Participacoes SA                   SPONSS ADR PFD 88706P106     1533   56500  SH       Sole                56500
VeriSign Inc.                          COM            92343E102     6993  263400  SH       Sole               263400